Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Lease
Operating lease right-of-use assets	¥ 162,764	¥ 118,408		$ 22,299
Operating lease liability	170,105	115,949
Cash payments for operating leases	44,170	60,323
ROU assets obtained in exchange for operating lease liabilities	¥ 94,078	¥ 101,875
Weighted-average remaining lease term	4 years 7 days	4 years 3 months 18 days		4 years 7 days
Weighted-average discount rate	4.03%	4.51%		4.03%
Operating lease cost	¥ 54,129	¥ 49,505	¥ 44,252
Short-term lease cost	6,851	3,498	¥ 5,146
Right of use assets in relation to early terminated lease	1,780	666
Operating lease liabilities in relation to early terminated lease	¥ 1,939	¥ 666